Related Parties (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Related Parties [Line Items]
Repayment from related party			$ 111,900
Interest receivable		21,100
Quleduo [Member]
Related Parties [Line Items]
Repayment from related party			111,900
Recognized interest income			$ 8,900
Loan principal amount				$ 756,100
Interest receivable				15,100
Loans receivable - a related party	[1]			771,200
Related Party [Member]
Related Parties [Line Items]
Interest receivable		6,000
Loans receivable - a related party				$ 771,200
Additional interest income		$ 6,000

[1]	As of December 31, 2025, the balance due from Quleduo was comprised of loan principal of $756,100 and interest receivable of $15,100. During the six months ended June 30, 2026, the Company recognized additional interest income of $6,000. During the six months ended June 30, 2026, the Company entered into a debt settlement agreement with Quleduo, pursuant to which the Company agreed to settle the outstanding balance by increase in equity interest ownership in Quleduo.